Segments - Schedule of Net Product Sales by Geographic Areas (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information [Line Items]
Net product sales, geographic areas	$ 5,783.2	$ 4,461.3	$ 3,415.9
United States [Member]
Segment Information [Line Items]
Net product sales, geographic areas	4,718.8	3,960.6	2,990.1
International [Member]
Segment Information [Line Items]
Net product sales, geographic areas	$ 1,064.4	$ 500.7	$ 425.8